Description of the business and summary of significant accounting policies - Foreign currency exchange differences and liabilities and provisions (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($) USD ($)	Dec. 31, 2021 ₡ / $ USD ($)	Dec. 31, 2021 Q / $ USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($) USD ($)	Dec. 31, 2020 ₡ / $ USD ($)	Dec. 31, 2020 USD ($) Q / $	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($) USD ($)	Dec. 31, 2019 ₡ / $ USD ($)	Dec. 31, 2019 Q / $ USD ($)	Apr. 26, 2022 $ / $	Dec. 31, 2021 ₡ / $	Dec. 31, 2021 Q / $	Dec. 31, 2021 $ / $	Dec. 31, 2020 ₡ / $	Dec. 31, 2020 Q / $	Dec. 31, 2020 $ / $	Dec. 31, 2019 ₡ / $	Dec. 31, 2019 Q / $	Dec. 31, 2019 $ / $
Description of the business and summary of significant accounting policies
Average exchange rate for year	20.9853		641.2439	7.75370	21.4961		588.4240	7.7292	19.2618		590.9574	7.7066
Exchange rate as of end of the year	20.5835	20.5835	20.5835	20.5835	19.9487	19.9487	19.9487	19.9487	18.8452	18.8452	18.8452	18.8452	20.3183	645.9000	7.7285	20.5835	615.7800	7.8095	19.9487	573.4400	7.6988	18.8452
Exchange differences on translation of foreign operations	$ (195,000)	$ (4,021)				$ 23,970				$ 8,045